UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund 3 (JHP)
April 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 137.3% (99.4% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 49.1% (35.6% of Total Investments)
	Banks - 13.3%
12,300	AgriBank FCB, (3)	6.875%		BBB+	$ 1,286,504
54,185	Citigroup Capital XIII	7.875%		BBB-	1,402,850
20,000	Citigroup Inc.	7.125%		BB+	554,800
68,453	Citigroup Inc.	6.875%		BB+	1,863,291
35,000	Citigroup Inc.	5.800%		BB+	881,650
19,300	City National Corporation	5.500%		Baa3	475,938
59,100	Countrywide Capital Trust IV	6.750%		Ba1	1,507,050
12,000	FirstMerit Corporation	5.875%		Baa3	298,920
59,300	General Electric Capital Corporation	4.875%		AA+	1,518,673
10,565	General Electric Capital Corporation	4.700%		AA+	271,204
25,000	HSBC Holdings PLC	8.000%		BBB+	656,500
20,000	HSBC USA Inc.	6.500%		BBB+	509,600
97,300	HSBC USA Inc.	4.500%		Baa1	2,495,745
26,500	HSBC USA Inc.	2.858%		BBB+	1,331,625
239,500	ING Groep N.V	7.050%		Ba1	6,128,805
10,000	ING Groep N.V	6.125%		Ba1	252,300
48,500	JP Morgan Chase & Company	6.700%		BBB-	1,302,225
7,600	Merrill Lynch Capital Trust I	6.450%		Ba1	194,256
3,300	Merrill Lynch Capital Trust II	6.450%		Ba1	84,084
13,420	Merrill Lynch Capital Trust III	7.375%		Ba1	349,188
211,700	PNC Financial Services	6.125%		BBB-	5,940,302
52,500	Royal Bank of Scotland Group PLC	5.750%		B+	1,284,150
	Total Banks				30,589,660
	Capital Markets - 4.4%
35,900	Affiliated Managers Group Inc.	5.250%		BBB+	912,219
265,363	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	7,114,381
42,000	Goldman Sachs Group, Inc.	5.500%		BB	1,043,280
9,400	Morgan Stanley Capital Trust VI	6.600%		Ba1	235,846
9,600	State Street Corporation	5.900%		BBB	258,528
22,100	State Street Corporation	5.250%		BBB	547,196
	Total Capital Markets				10,111,450
	Consumer Finance - 0.0%
1,100	Capital One Financial Corporation	6.000%		Ba1	27,698
	Diversified Telecommunication Services - 2.9%
26,409	Qwest Corporation	7.500%		BBB-	702,479
26,699	Qwest Corporation	7.375%		BBB-	700,048
72,881	Qwest Corporation	7.000%		BBB-	1,912,397
19,554	Qwest Corporation	7.000%		BBB-	514,466
24,600	Qwest Corporation	6.875%		BBB-	655,344
30,900	Qwest Corporation	6.125%		BBB-	780,843
54,100	Verizon Communications Inc.	5.900%		A-	1,450,421
	Total Diversified Telecommunication Services				6,715,998
	Electric Utilities - 2.8%
40,000	Alabama Power Company, (3)	6.450%		A3	1,082,500
4,110	Duke Energy Capital Trust II	5.125%		Baa1	103,161
10,000	Entergy Arkansas Inc.	5.750%		A-	252,200
10,000	Entergy Louisiana LLC	5.250%		A2	251,600
17,600	Entergy Louisiana LLC	4.700%		A2	425,040
27,800	Interstate Power and Light Company	5.100%		BBB	702,506
25,000	NextEra Energy Inc.	5.700%		BBB	633,500
106,671	NextEra Energy Inc.	5.625%		BBB	2,695,576
12,000	NextEra Energy Inc.	5.125%		BBB	294,360
1,227	PPL Capital Funding, Inc.	5.900%		BB+	30,835
	Total Electric Utilities				6,471,278
	Food Products - 0.5%
10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	1,105,650
	Insurance - 14.9%
319,390	Aegon N.V	6.375%		Baa1	8,125,281
94,822	Aflac Inc.	5.500%		BBB+	2,388,566
31,300	Allstate Corporation	6.625%		BBB-	847,604
71,000	Allstate Corporation	5.100%		Baa1	1,856,650
43,900	American Financial Group	6.250%		Baa2	1,158,960
36,700	Arch Capital Group Limited	6.750%		BBB	991,267
11,500	Aspen Insurance Holdings Limited	7.250%		BBB-	305,210
51,683	Aspen Insurance Holdings Limited	5.950%		BBB-	1,329,804
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,257,250
94,156	Axis Capital Holdings Limited	5.500%		BBB	2,326,595
90,100	Delphi Financial Group, Inc., (3)	7.376%		BBB-	2,241,238
84,800	Hartford Financial Services Group Inc.	7.875%		BBB-	2,652,544
36,506	PartnerRe Limited	5.875%		BBB+	918,491
5,000	Protective Life Corporation	6.000%		BBB	129,750
63,344	Prudential PLC	6.750%		A-	1,648,211
32,000	Reinsurance Group of America Inc.	6.200%		BBB	917,440
77,739	RenaissanceRe Holdings Limited	5.375%		BBB+	1,908,492
26,026	Torchmark Corporation	5.875%		BBB+	674,073
34,592	W.R. Berkley Corporation	5.625%		BBB-	861,341
2,000	XLIT Limited, (3)	3.687%		BBB-	1,650,625
	Total Insurance				34,189,392
	Machinery - 0.9%
83,100	Stanley, Black, and Decker Inc.	5.750%		BBB+	2,103,261
	Media - 0.2%
13,900	Comcast Corporation	5.000%		A-	358,203
	Multi-Utilities - 0.2%
21,400	DTE Energy Company	5.250%		Baa1	536,498
	Real Estate Investment Trust - 6.8%
50,000	DDR Corporation	6.250%		Baa3	1,279,000
6,000	Digital Realty Trust Inc.	7.375%		Baa3	163,080
11,019	Digital Realty Trust Inc.	5.875%		Baa3	269,415
54,287	Hospitality Properties Trust	7.125%		Baa3	1,401,147
31,800	Kimco Realty Corporation,	5.625%		Baa2	782,280
10,000	PS Business Parks, Inc.	6.875%		Baa2	256,400
109,199	PS Business Parks, Inc.	6.000%		Baa2	2,750,723
30,000	Public Storage, Inc.	6.000%		A	775,800
12,000	Public Storage, Inc.	5.750%		A	301,800
99,300	Public Storage, Inc., (4)	5.200%		A3	2,402,067
18,600	Public Storage, Inc.	5.200%		A	448,260
117,100	Realty Income Corporation	6.625%		Baa2	3,075,046
8,422	Ventas Realty LP	5.450%		BBB+	210,634
57,400	Vornado Realty Trust	5.700%		BBB-	1,406,300
	Total Real Estate Investment Trust				15,521,952
	Wireless Telecommunication Services - 1.3%
70,400	Telephone and Data Systems Inc.	7.000%		BB+	1,816,320
31,000	Telephone and Data Systems Inc.	6.875%		BB+	785,850
765	United States Cellular Corporation	7.250%		Ba1	19,393
12,791	United States Cellular Corporation	6.950%		Ba1	328,729
	Total Wireless Telecommunication Services				2,950,292
	U.S. Agency - 0.9%
20,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	2,066,876
	Total $25 Par (or similar) Retail Preferred (cost $106,015,144)				112,748,208

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 7.3% (5.3% of Total Investments)
	Banks - 4.3%
$ 1,400	Barclays Bank PLC	7.750%	4/10/23	BBB-	$ 1,554,000
250	Den Norske Bank	0.563%	2/18/35	Baa3	159,421
250	Den Norske Bank	0.482%	2/24/37	Baa3	158,688
5,000	JP Morgan Chase & Company	6.750%	12/31/49	BBB-	5,461,499
2,000	JP Morgan Chase & Company	5.300%	11/01/65	BBB-	1,997,500
600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	609,780
9,500	Total Banks				9,940,888
	Capital Markets - 1.3%
1,700	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	1,941,069
910	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,019,200
2,610	Total Capital Markets				2,960,269
	Construction & Engineering - 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,062,330
	Insurance - 1.2%
700	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	946,750
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,862,802
2,150	Total Insurance				2,809,552
$ 15,260	Total Corporate Bonds (cost $15,606,632)				16,773,039

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 79.6% (57.6% of Total Investments)
	Banks - 36.2%
2,200	Abbey National Capital Trust I	8.963%	N/A (5)	BBB-	$ 2,882,000
8,150	Bank of America Corporation	8.000%	N/A (5)	BB	8,710,313
2,800	Barclays PLC	8.250%	N/A (5)	BB+	2,982,554
5,060	Barclays PLC	7.434%	N/A (5)	BB+	5,016,499
2,400	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	2,052,000
500	Citigroup Capital III	7.625%	12/01/36	BBB-	636,698
1,000	Citigroup Inc.	5.950%	N/A (5)	BB+	996,250
1,000	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	988,750
500	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	534,664
3,000	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	2,565,000
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	Baa1	11,516,121
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	496,250
6,500	General Electric Capital Corporation	7.125%	N/A (5)	A+	7,556,250
1,600	General Electric Capital Corporation	6.250%	N/A (5)	A+	1,800,000
2,400	Groupe BCPE	3.300%	N/A (5)	BBB-	2,004,000
1,500	HSBC Bank PLC	0.688%	N/A (5)	A3	920,895
1,500	HSBC Bank PLC	0.600%	N/A (5)	A3	927,375
1,300	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	1,982,500
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB	1,526,550
1,800	JPMorgan Chase Capital XXIII	1.257%	5/15/47	Baa2	1,451,250
800	JPMorgan Chase & Company	5.150%	N/A (5)	BBB-	775,500
1,100	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	1,174,250
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba2	685,500
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba2	2,837,500
1,100	M&T Bank Corporation	6.375%	N/A (5)	Baa2	1,125,094
4,500	M&T Bank Corporation	6.875%	N/A (5)	BBB-	4,635,000
2,700	National Australia Bank	8.000%	N/A (5)	Baa1	2,916,000
2,000	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	2,248,000
500	Societe Generale, 144A	7.875%	N/A (5)	BB+	518,750
1,200	Societe Generale, 144A	1.006%	N/A (5)	BB+	1,107,000
300	Societe Generale, Reg S	7.875%	N/A (5)	BB+	311,250
4,800	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	5,448,000
1,500	Wells Fargo & Company	7.980%	N/A (5)	BBB	1,650,000
	Total Banks				82,977,763
	Capital Markets - 4.9%
2,100	Charles Schwab Corporation	7.000%	N/A (5)	BBB	2,483,250
2,200	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	2,354,000
1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	1,799,875
250	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	251,250
800	Macquarie PMI LLC	8.375%	N/A (5)	Ba1	827,201
2,000	Morgan Stanley	5.550%	N/A (5)	BB	2,010,000
1,795	State Street Capital Trust IV	1.270%	6/15/37	A3	1,543,700
	Total Capital Markets				11,269,276
	Diversified Financial Services - 1.5%
500	ING US Inc.	5.650%	5/15/53	Baa3	523,750
2,200	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	2,827,000
	Total Diversified Financial Services				3,350,750
	Electric Utilities - 1.5%
3,000	Electricite de France, 144A	5.250%	N/A (5)	A-	3,142,500
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	445,514
	Total Electric Utilities				3,588,014
	Industrial Conglomerates - 0.4%
900	General Electric Capital Trust I	6.375%	11/15/67	A+	983,250
	Insurance - 28.5%
400	Ace Capital Trust II	9.700%	4/01/30	A-	601,200
2,400	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	2,618,400
800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	1,124,000
700	Allstate Corporation	5.750%	8/15/53	Baa1	763,000
3,200	American International Group, Inc.	8.175%	5/15/58	BBB	4,432,000
1,200	AXA SA	8.600%	12/15/30	A3	1,679,377
4,300	AXA SA, 144A	6.380%	N/A (5)	Baa1	4,821,375
3,200	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	3,000,000
1,250	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (5)	A-	1,503,125
400	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (5)	A-	438,000
1,850	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,903,188
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	984,080
3,200	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	4,240,000
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,857,500
300	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A-	327,750
818	Oil Insurance Limited, 144A	3.255%	N/A (5)	Baa1	703,480
1,200	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,302,000
4,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,376,750
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	357,003
2,300	Prudential PLC, Reg S	7.750%	N/A (5)	A-	2,438,000
3,800	Prudential PLC, Reg S	6.500%	N/A (5)	A-	3,912,860
5,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	6,510,499
4,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	4,360,400
1,000	Sumitomo Life Insurance Company, 144A	6.500%	9/20/73	A3	1,184,000
300	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	313,500
2,200	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	2,299,000
900	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	942,750
2,154	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,283,240
	Total Insurance				65,276,477
	Machinery - 0.5%
1,050	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,139,250
	Multi-Utilities - 0.6%
500	Dominion Resources Inc.	7.500%	6/30/66	BBB	506,800
900	Dominion Resources Inc.	2.571%	9/30/66	BBB	828,027
	Total Multi-Utilities				1,334,827
	Road & Rail - 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,626,919
	Wireless Telecommunication Services - 3.9%
7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	9,056,850
	Total $1,000 Par (or similar) Institutional Preferred (cost $164,875,561)				182,603,376

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES – 1.3% (0.9% of Total Investments)
113,786	Blackrock Credit Allocation Income Trust IV				$ 1,540,662
75,864	John Hancock Preferred Income Fund III				1,396,656
	Total Investment Companies (cost $4,039,915)				2,937,318
	Total Long-Term Investments (cost $290,537,252)				315,061,941

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.9% (0.6% of Total Investments)
	REPURCHASE AGREEMENTS - 0.9% (0.6% of Total Investments)
$ 2,012	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $2,012,085, collateralized by $1,995,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $2,052,356	0.000%	5/01/15		$ 2,012,085
	Total Short-Term Investments (cost $2,012,085)				2,012,085
	Total Investments (cost $292,549,337) – 138.2%				317,074,026
	Borrowings – (38.8)% (8), (9)				(89,000,000)
	Other Assets Less Liabilities - 0.6% (10)				1,295,208
	Net Assets Applicable to Common Shares - 100%				$ 229,369,234

Investments in Derivatives as of April 30, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
JPMorgan	$25,638,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$(256,577)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(422,868)
	$51,276,000							$(679,445)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$103,314,815	$9,433,393	$—	$112,748,208
Corporate Bonds	—	16,773,039	—	16,773,039
$1,000 Par (or similar) Institutional Preferred	—	182,603,376	—	182,603,376
Investment Companies	2,937,318	—	—	2,937,318
Short-Term Investments:
Repurchase Agreements	—	2,012,085	—	2,012,085
Investments in Derivatives:
Interest Rate Swaps*	—	(679,445)	—	(679,445)
Total	$106,252,133	$210,142,448	$—	$316,394,581
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $294,227,080.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 26,496,360
Depreciation				(3,649,414)

Net unrealized appreciation (depreciation) of investments				$ 22,846,946

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $3,199,000.

(7)	A copy of the most recent financial statements for the investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.1%.

(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $182,484,090 have been pledged as collateral for borrowings.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of the over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

N/A	Not Applicable

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate — British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015